Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings per share
(in millions, except per common share amounts)
	Year Ended December 31,
	2012	2011	2010
Numerator:
Net income	$106.8	$219.6	$157.2

Denominator:
Denominator for basic earnings per common share—weighted average shares	61.5	67.1	70.3
Effect of dilutive securities:
Employee stock based compensation	1.4	2.0	2.4

Denominator for diluted earnings per common share—adjusted weighted average shares	62.9	69.1	72.8

Basic earnings per common share	$1.74	$3.27	$2.23

Diluted earnings per common share	$1.70	$3.18	$2.16